UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-1976

Sequoia Fund Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY                                10153
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

Robert D. Goldfarb
c/o Sequoia Fund Inc. 767 Fifth Avenue, Suite 4701 New York, NY  10153
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-686-6884
                                                    ------------

Date of fiscal year end:  December  31, 2010
                          ------------------

Date of reporting period: September 30, 2010
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                                        SEQUOIA FUND, INC.
                                     SCHEDULE OF INVESTMENTS
                                  SEPTEMBER 30, 2010 (UNAUDITED)

COMMON STOCKS (77.90%)

  SHARES                                                                                      VALUE(a)
  ------                                                                              -----------------
             ADVERTISING (1.14%)
   933,743   Omnicom Group Inc.                                                          $   36,864,173
                                                                                       ----------------
             AEROSPACE/DEFENSE (8.56%)
   947,406   Precision Castparts Corp.                                                      120,652,154
23,161,200   Qinetiq Group plc (United Kingdom)                                              39,211,911
12,376,114   Rolls-Royce Group plc (United Kingdom)                                         117,325,561
                                                                                       ----------------
                                                                                            277,189,626
                                                                                       ----------------
             AUTO PARTS (5.59%)
 1,549,400   Advance Auto Parts, Inc.                                                        90,918,792
 1,694,139   O'Reilly Automotive Inc. (b)                                                    90,128,195
                                                                                       ----------------
                                                                                            181,046,987
                                                                                       ----------------
             CONSTRUCTION EQUIPMENT (0.98%)
 1,520,736   Ritchie Bros. Auctioneers Incorporated                                          31,585,687
                                                                                       ----------------
             CRUDE OIL & GAS PRODUCTION (0.19%)
   179,508   Canadian Natural Resources Limited                                               6,210,977
                                                                                       ----------------
             DIVERSIFIED COMPANIES (11.83%)
     3,070   Berkshire Hathaway Inc. Class A (b)                                            382,215,000
    10,500   Berkshire Hathaway Inc. Class B (b)                                                868,140
                                                                                       ----------------
                                                                                            383,083,140
                                                                                       ----------------
             DIVERSIFIED MANUFACTURING (0.96%)
   765,664   Danaher Corporation                                                             31,093,615
                                                                                       ----------------
             ELECTRONIC MANUFACTURING SERVICES (0.08%)
    77,500   Trimble Navigation Limited (b)                                                   2,715,600
                                                                                       ----------------
             FLOORING PRODUCTS (4.37%)
 2,657,723   Mohawk Industries Inc. (b)                                                     141,656,636
                                                                                       ----------------
             FREIGHT TRANSPORTATION (0.40%)
   281,300   Expeditors International Inc.                                                   13,004,499
                                                                                       ----------------
             HEALTHCARE (9.97%)
   418,000   Becton, Dickinson and Company                                                   30,973,800
   529,800   Perrigo Company                                                                 34,023,756
10,286,110   Valeant Pharmaceuticals International Inc.                                     257,667,059
                                                                                       ----------------
                                                                                            322,664,615
                                                                                       ----------------
             INDUSTRIAL & CONSTRUCTION SUPPLIES (5.71%)
 3,475,384   Fastenal Company                                                               184,855,675
                                                                                       ----------------
             INDUSTRIAL GASES (1.00%)
   359,017   Praxair, Inc.                                                                   32,404,874
                                                                                       ----------------
             INFORMATION PROCESSING (2.06%)
   298,457   MasterCard Inc.                                                                 66,854,368
                                                                                       ----------------

  SHARES                                                                                    VALUE(a)
  ------                                                                               ----------------
             INSURANCE BROKERS (0.70%)
1,124,830    Brown & Brown Inc.                                                          $   22,710,318
                                                                                       ----------------
             INTERNET SOFTWARE & SERVICES (2.12%)
  130,571    Google Inc. (b)                                                                 68,652,926
                                                                                       ----------------
             INVESTMENT BANKING & BROKERAGE (1.94%)
  435,000    The Goldman Sachs Group Incorporated                                            62,892,300
                                                                                       ----------------
             IT CONSULTING & OTHER SERVICES (1.98%)
  477,000    International Business Machines Corp.                                           63,984,780
                                                                                       ----------------
             LABORATORY SUPPLIES (0.07%)
   19,247    Mettler-Toledo International Inc. (b)                                            2,395,097
                                                                                       ----------------
             PROPERTY AND CASUALTY INSURANCE (0.02%)
   21,000    Verisk Analytics, Inc. (b)                                                         588,210
                                                                                       ----------------
             RETAILING (10.71%)
   39,666    Costco Wholesale Corporation                                                     2,558,060
1,368,875    Target Corporation                                                              73,152,680
4,934,190    TJX Companies, Inc.                                                            220,212,900
  949,032    Wal-Mart Stores, Inc.                                                           50,792,193
                                                                                       ----------------
                                                                                            346,715,833
                                                                                       ----------------
             VETERINARY DIAGNOSTICS (6.54%)
3,434,078    Idexx Laboratories Inc. (b)                                                    211,951,294
                                                                                       ----------------
             Miscellaneous Securities (0.98%) (c)                                            31,674,855
                                                                                       ----------------
             TOTAL COMMON STOCKS (COST $1,393,675,756)                                   $2,522,796,085
                                                                                       ================

U.S. GOVERNMENT OBLIGATIONS (20.28%)

  PRINCIPAL
   AMOUNT                                                                                    VALUE (a)
  ----------                                                                           ----------------
$657,000,000    U.S. Treasury Bills, 0.13% - 0.20% due 11/12/2010
                  through 11/26/2010
                                                                                         $  656,906,465
                                                                                       ----------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $656,906,465)                    $  656,906,465
                                                                                       ================
                TOTAL INVESTMENTS (98.18%) (COST $2,050,582,221) ++                      $3,179,702,550
                                                                                       ================
SUMMARY
Common Stocks
U.S. Government Obligations                                                    77.90%    $2,522,796,085
Net Cash & Receivables                                                         20.28%       656,906,465
Net Assets                                                                      1.82%        58,896,880
                                                                                       ----------------
                                                                                         $3,238,599,430
                                                                                       ================

Number of Shares Outstanding                                                                 26,179,934
                                                                                            ===========

Net Asset Value Per Share                                                                       $123.71
                                                                                                =======

++ The cost for federal income tax purposes is identical. At September 30, 2010, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,147,276,272 and $18,155,943, respectively.

(a) Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

     Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

     U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

     Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)  Non-income producing.

(c) "Miscellaneous Securities" include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

        Level 1 - quoted prices in active markets for identical securities

        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended September 30, 2010, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2010:

                                                  COMMON         U.S. GOVERNMENT
VALUATION INPUTS                                  STOCKS           OBLIGATIONS            TOTAL
----------------                          ------------------  -------------------- ------------------
Level 1  - Quoted Prices                     $2,522,796,085                  -         $2,522,796,085
Level 2  - Other Significant Observable
          Inputs *                                        -         $656,906,465          656,906,465
                                          ------------------  -------------------- ------------------
Total                                        $2,522,796,085         $656,906,465       $3,179,702,550
                                          ==================  ==================== ==================

* Represents U.S. Treasury Bills with remaining maturities of 60 days or less which are valued at their amortized cost.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Sequoia Fund Inc.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: November 29, 2010

By:   /s/ Joseph Quinones, Jr.
      ------------------------
      Joseph Quinones, Jr.
      Vice President, Secretary & Treasurer

Date: November 29, 2010